Trade receivables	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
3.1 Trade receivables
Trade receivables are generally due within a payment period of between 30 to 90 days. Due to the short-term nature, their carrying amount is considered to be the same as their fair value.

(CHF in millions)	6/30/2023	12/31/2022

Gross Carrying Amount	264.3	183.7
Individual loss allowance	(10.9)	(8.2)
Expected credit loss	(0.8)	(0.9)
Loss allowance	(11.6)	(9.1)
Trade receivables	252.7	174.6